Transactions with related parties (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shortterm Benefits For Management [Abstract]
Salaries	R$ 456,262	R$ 441,592	R$ 309,864
Total	R$ 456,262	R$ 441,592	R$ 309,864